Intangible assets, net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Intangible assets, net
Subtotal	¥ 1,042,121	¥ 534,125
Accumulated amortization	(199,876)	(123,213)
Total intangible assets, net	842,245	410,912
Software
Intangible assets, net
Subtotal	1,040,692	532,696
Accumulated amortization	(199,601)	(123,081)
Trademark and domain name
Intangible assets, net
Subtotal	1,429	1,429
Accumulated amortization	¥ (275)	¥ (132)